UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C.  20549

                                               FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Stuart Pistol
Title:        Chief Financial Officer
Phone:        (973) 921-2210

Signature, Place, and Date of Signing:

                                              Short Hills, NJ          2/13/04
    --------------------------                ---------------          -------
          [Signature]                          [City, State]             Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                                      --

Form 13F Information Table Entry Total:               62
                                                      --

Form 13F Information Table Value Total:               $ 375,473
                                                      ----------
                                                      (thousands)

List of Other Included Managers  NONE



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         COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
         --------                      --------      --------    --------       --------        --------   --------      --------

                                       TITLE                   VALUE     SHRS OR  SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER                 OF CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL   DISCRETION MANAGERS  SOLE  SHARED NONE
       --------------                ------------  ---------  --------   -------- ---  ----   ---------- --------  ----  ------ ----

Aspen Insurance Holdings Ltd.          COM         014752109     6,448     260,000 SH           SOLE              260,000
Alexander's, Inc.                      COM         014752109       748       6,000 SH           SOLE                6,000
Alleghany Corp. DEL                    COM         017175100     3,561      16,012 SH           SOLE               16,012
American Financial Realty Trust        COM         02607P305     2,453     143,900 SH           SOLE              143,900
Andrew Corp.                           COM         034425108     6,954     600,000 SH           SOLE              600,000
Arch Wireless Inc                      CL  A       039392709     6,867     346,822 SH           SOLE              346,822
Atwood Oceanics, Inc.                  COM         050095108     2,479      77,600 SH           SOLE               77,600
BKF Capital Group, Inc.                COM         05548G102     1,170      47,000 SH           SOLE               47,000
Bristol-Myers Squibb Co.               COM         110122108     8,580     300,000 SH           SOLE              300,000
CIT Group Inc.                         COM         125581108    15,951     443,700 SH           SOLE              443,700
CNAFinl Corp                           PUT         1261178MD       400      20,000 SH     PUT   SOLE               20,000
CNAFinl Corp                           PUT         1261178MW       175      10,000 SH     PUT   SOLE               10,000
Cambrex Corp.                          COM         132011107     1,263      50,000 SH           SOLE               50,000
Charming Shoppes Inc                   COM         161133103     1,644     300,000 SH           SOLE              300,000
Citizens Communications Co.            COM         17453B101     1,553     125,000 SH           SOLE              125,000
City Investing Co. Liq Tr              Unit
                                       Ben Int     177900107       696     362,600 SH           SOLE              362,600
Conseco Inc                            COM NEW     208464883    28,002   1,284,473 SH           SOLE             1,284,473
Crown Holdings Inc                     COM         228368106     4,530     500,000 SH           SOLE              500,000
DST Systems, Inc.                      COM         233326107    20,880     500,000 SH           SOLE              500,000
Diamond Offshore Drilling, Inc.        COM         25271C102     1,025      50,000 SH           SOLE               50,000
Dillards Inc.                          CL A        254067101     4,115     250,000 SH           SOLE              250,000
Edison International                   COM         281020107     3,838     175,000 SH           SOLE              175,000
EnPro Industries, Inc.                 COM         29355X107       976      70,000 SH           SOLE               70,000
Enstar Group Inc GA                    COM         29358R107     4,828     102,715 SH           SOLE              102,715
Federated Department Stores, Inc. DEL  COM         31410H101     2,357      50,000 SH           SOLE               50,000
Florida East Coast Industries Inc.     CL A        340632108    13,329     402,700 SH           SOLE              402,700
Foot Locker Inc                        COM         344849104     2,345     100,000 SH           SOLE              100,000
Franklin Bank Corp. TX                 COM         352451108     2,185     115,000 SH           SOLE              115,000
Friedman's Inc.                        CL A        358438109     1,074     160,000 SH           SOLE              160,000
Galyans Trading Inc                    COM         36458R101       331      27,500 SH           SOLE               27,500
Gencorp Inc.                           COM         368682100    10,793   1,001,200 SH           SOLE             1,001,200
Handleman Company                      COM         410252100       730      35,500 SH           SOLE               35,500
Hearst-Argyle Television, Inc.         COM         422317107     8,615     312,600 SH           SOLE              312,600
Helmerich & Payne Inc.                 COM         423452101    16,060     575,000 SH           SOLE              575,000
Highland Hospitality Corp.             COM         430141101     1,635     150,000 SH           SOLE              150,000
Hollywood Entertainment Corp.          COM         436141105     2,406     175,000 SH           SOLE              175,000
Honeywell International Inc.           COM         438516106    11,266     337,000 SH           SOLE              337,000
Huttig Building Products, Inc.         COM         448451104     1,146     382,000 SH           SOLE              382,000
IKON Office Solutions, Inc.            COM         451713101       534      45,000 SH           SOLE               45,000
Kmart Holding Corp.                    COM         498780105     2,735     114,191 SH           SOLE              114,191
Knight Ridder Inc.                     COM         499040103     3,056      39,500 SH           SOLE               39,500
Knight Trading Group Inc.              COM         499063105     7,330     500,000 SH           SOLE              500,000
Koger Equity Inc.                      COM         500228101     1,877      89,700 SH           SOLE               89,700
Liberty Media Corp. New                COM
                                       SER A       530718105    13,046   1,100,000 SH           SOLE             1,100,000
MRO Software, Inc.                     COM         55347W105     1,764     130,800 SH           SOLE              130,800
Medallion Financial Corp.              COM         583928106     2,454     258,600 SH           SOLE              258,600
Montpelier RE Holdings LTD             SHS         G62185106    35,744     975,000 SH           SOLE              975,000
NUI Corp                               COM         629431107     8,060     500,000 SH           SOLE              500,000
Nashua Corporation                     COM         631226107     1,370     161,200 SH           SOLE              161,200
Natuzzi S P A                          ADR         63905A101       353      35,000 SH           SOLE               35,000
Newhall Land & Farming Co. CAL         DEPOSITORY
                                       REC         651426108     7,465     185,000 SH           SOLE              185,000
Noranda, Inc.                          COM         655422103     9,509     600,000 SH           SOLE              600,000
PG&E Corporation                       COM         69331C108     4,164     150,000 SH           SOLE              150,000
PNC Financial Services Group Inc.      COM         693475105    10,946     200,000 SH           SOLE              200,000
Premcor Inc.                           COM         74045Q104    19,963     767,800 SH           SOLE              767,800
Providian Financial Corp.              NOTE 2/1    74406AAB8     4,512   9,500,000 PRN          SOLE             9,500,000
Southern Union Co New                  COM         844030106     8,030     436,159 SH           SOLE              436,159
Southwest Gas Corp.                    COM         844895102     2,047      91,200 SH           SOLE               91,200
Steinway Musical Instruments, Inc.     COM ORD     858495104       148       6,000 SH           SOLE                6,000
TYCO International Ltd. New            COM         902124106    21,200     800,000 SH           SOLE              800,000
United Industrial Corp.                COM         910671106     2,256     125,000 SH           SOLE              125,000
United States Steel Corp.              COM         912909108     3,502     100,000 SH           SOLE              100,000
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